Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 2,859	$ 2,897
Interest on finance lease liability	453	867
Amortization of debt finance costs and debt discounts	337	362
Other	43	8
Total	$ 3,692	$ 4,134